Leases - Summary of Maturities of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020 (excluding the six months ended June 30, 2020)	$ 297
2020 & 2021	508	$ 588
2021 & 2022	450	508
2022 & 2023	462	450
2023 & 2024	474	462
2024		474
Thereafter	1,931
Thereafter		1,931
Total lease payments	4,122	4,413
Less: present value discount	(1,070)	(1,189)
Total	$ 3,052	$ 3,224